LONG TERM LOANS (Tables)	12 Months Ended
Dec. 31, 2020
Long-term Debt, by Current and Noncurrent [Abstract]
Schedule of Maturities on Long Term Loans	Maturities on long term loans are as follows:
Year	Amount
2021	$1,477
2022	1,428
2023	864
2024	864
2025 and after	333
$4,966